Other Non-operating Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Additional Information [Abstract]
Net unrealized loss on exchange derivative and capped calls	$ (335,953)	$ (533,908)	$ (12,414)
Foreign currency exchange gain (loss), net	910	(702)	(413)
Contributions to Atlassian Foundation	(5,282)	(3,629)	(1,856)
Other income	1,839	2,786	1,311
Exchange derivative allocated issuance costs	0	0	(1,785)
Other non-operating expense, net	$ (338,486)	$ (535,453)	$ (15,157)